Financial Instruments and Risk Management (Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 176.5	$ 228.1
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk		220.5
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 4.0	$ 7.6